Warrant Liability (Narrative) (Details) - USD ($)		3 Months Ended		9 Months Ended
	Mar. 01, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019
Change in fair value of derivative liabilities		$ 221,394		$ 116,056
Warrants [Member] | Derivative Liabilities [Member]
Exercise price of warrants	$ 0.20	$ 0.20		$ 0.20		$ 0.20
Securities Purchase Agreement With Firstfire Global Opportunities Fund, LLC [Member] | Warrants [Member]
No of warrants issued	1,000,000
Exercise price of warrants	$ 0.20
Term of warrants	2 years
Securities Purchase Agreement With Firstfire Global Opportunities Fund, LLC [Member] | Warrants [Member] | Derivative Liabilities [Member]
Fair value of derivative liability	$ 68,798	$ 2,919		$ 2,919
Initial derivative expense	$ 68,798
Change in fair value of derivative liabilities				$ 65,879